Summary of financial information of consolidated subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	₩ 61,859,753		₩ 59,570,219
Total liabilities	35,652,467		33,917,275
Sales	9,938,941		8,969,072
Profit (loss) for the period	647,641		306,007
Korea South-East Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	10,858,645		10,938,358
Total liabilities	5,954,129		5,866,642
Sales	4,258,904		5,385,387
Profit (loss) for the period	(139,149)		41,006
Korea Midland Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13,028,436		12,684,828
Total liabilities	9,357,603		8,977,766
Sales	4,293,364		4,479,707
Profit (loss) for the period	(29,880)		(28,449)
Korea Western Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	10,357,023		10,514,438
Total liabilities	6,594,779		6,637,451
Sales	3,605,986		4,448,992
Profit (loss) for the period	(108,953)		(46,061)
Korea Southern Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	10,658,015		10,884,799
Total liabilities	6,411,524		6,608,301
Sales	4,015,941		5,084,907
Profit (loss) for the period	(17,588)		(41,342)
Korea East-West Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	9,619,485		9,724,311
Total liabilities	4,974,645		5,022,921
Sales	4,155,416		4,855,964
Profit (loss) for the period	(65,427)		56,698
KEPCO Engineering & Construction Company, Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	699,244		735,207
Total liabilities	200,169		242,994
Sales	431,723		448,635
Profit (loss) for the period	20,160		26,398
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,345,857		1,356,983
Total liabilities	296,515		294,757
Sales	1,299,186		1,244,613
Profit (loss) for the period	85,916		157,737
KEPCO Nuclear Fuel Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	798,368		831,604
Total liabilities	390,155		429,799
Sales	331,228		309,055
Profit (loss) for the period	14,542		24,618
KEPCO KDN Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	647,496		604,458
Total liabilities	174,192		159,807
Sales	641,308		625,567
Profit (loss) for the period	45,207		42,205
KEPCO International HongKong Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	120,213		138,942
Total liabilities	0		633
Sales	0		0
Profit (loss) for the period	1,571		3,330
KEPCO International Philippines Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	133,215		107,224
Total liabilities	366		371
Sales	0		0
Profit (loss) for the period	35,182		67,991
KEPCO Gansu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7,753		10,448
Total liabilities	512		545
Sales	0		0
Profit (loss) for the period	(19)		(20)
KEPCO Philippines Holdings Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	187,375		200,503
Total liabilities	127		6,656
Sales	0		0
Profit (loss) for the period	65,792		66,200
KEPCO Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	6,173		6,706
Total liabilities	17		332
Sales	0		0
Profit (loss) for the period	(187)		(52)
KEPCO Ilijan Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	322,066		371,377
Total liabilities	47,234		56,156
Sales	81,400		95,072
Profit (loss) for the period	39,443		40,818
KEPCO Lebanon SARL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,669		1,835
Total liabilities	9,195		9,786
Sales	0		0
Profit (loss) for the period	(59)		255
KEPCO Neimenggu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	213,444		200,858
Total liabilities	2,492		0
Sales	0		0
Profit (loss) for the period	26,593		(354)
KEPCO Shanxi International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	508,363		538,604
Total liabilities	196,408		208,895
Sales	0		0
Profit (loss) for the period	2,278		151
KOMIPO Global Pte Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	263,378		269,302
Total liabilities	656		463
Sales	0		0
Profit (loss) for the period	12,460		10,400
KEPCO Netherlands B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	117,449		122,577
Total liabilities	71		101
Sales	0		0
Profit (loss) for the period	14,503		948
KOREA Imouraren Uranium Investment Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13,955		14,173
Total liabilities	123		111
Sales	0		0
Profit (loss) for the period	(675)		(49,716)
KEPCO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	451		364
Total liabilities	17		14
Sales	0		0
Profit (loss) for the period	71		(395,914)
KOSEP Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	34,249		32,782
Total liabilities	3,500		2,911
Sales	14,327		15,514
Profit (loss) for the period	2,150		3,935
KOMIPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	45,250		40,898
Total liabilities	3,782		2,909
Sales	14,327		15,514
Profit (loss) for the period	2,685		3,766
KOWEPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	44,270		44,182
Total liabilities	2,909		5,772
Sales	14,327		15,514
Profit (loss) for the period	1,663		2,761
KOSPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	38,341		37,254
Total liabilities	2,750		5,012
Sales	14,327		15,514
Profit (loss) for the period	2,242		2,638
KEPCO Middle East Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	90,601		102,164
Total liabilities	78,553		87,834
Sales	0		0
Profit (loss) for the period	(1,539)		5,934
Qatrana Electric Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	464,507		490,723
Total liabilities	287,859		322,857
Sales	21,279		20,773
Profit (loss) for the period	24,717		21,807
KHNP Canada Energy, Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	63,794		44,639
Total liabilities	26		43
Sales	0		0
Profit (loss) for the period	(7)		(10)
KEPCO Bylong Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	44,691		45,207
Total liabilities	349,542		355,163
Sales	0		0
Profit (loss) for the period	16,897		(220,909)
Korea Waterbury Uranium Limited Partnership
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	20,908		20,717
Total liabilities	165		167
Sales	0		0
Profit (loss) for the period	(76)		(77)
KEPCO Holdings de Mexico
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	148		187
Total liabilities	27		25
Sales	0		0
Profit (loss) for the period	(14)		(14)
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	531,367		539,952
Total liabilities	410,743		449,459
Sales	65,695		55,783
Profit (loss) for the period	37,899		(20,797)
KEPCO Energy Service Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,255		2,262
Total liabilities	994		1,995
Sales	5,880		5,984
Profit (loss) for the period	507		(481)
KEPCO Netherlands S3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	44,042		50,352
Total liabilities	54		49
Sales	0		0
Profit (loss) for the period	2,833		2,637
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	12,946		12,391
Total liabilities	3,298		5,719
Sales	20,306		18,722
Profit (loss) for the period	4,775		4,312
PT. Cirebon Power Service
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,825		2,089
Total liabilities	550		313
Sales	8,642		8,049
Profit (loss) for the period	344		406
KOWEPO International Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	0		0
Total liabilities	10		10
Sales	0		0
Profit (loss) for the period	0		(2)
KOSPO Jordan LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	31,620		17,489
Total liabilities	15,654		1,521
Sales	9,356		10,878
Profit (loss) for the period	1,570		2,634
EWP Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets			1,691
Total liabilities			888
Sales			0
Profit (loss) for the period			(111)
EWP America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	37,681	[1]	66,622	[2]
Total liabilities	2,683	[1]	2,619	[2]
Sales	14,312	[1]	21,719	[2]
Profit (loss) for the period	(14,327)	[1]	(6,497)	[2]
KNF Canada Energy Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,871		1,933
Total liabilities	22		24
Sales	0		0
Profit (loss) for the period	(50)		(48)
EWP Barbados 1 SRL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	313,409		279,295
Total liabilities	1,170		1,031
Sales	2,950		2,914
Profit (loss) for the period	44,729		2,368
Gyeonggi Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	265,768		194,425
Total liabilities	240,366		159,078
Sales	64,660		13,717
Profit (loss) for the period	(9,968)		(73,394)
PT. Tanggamus Electric Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	217,730		228,601
Total liabilities	184,057		195,826
Sales	3,491		2,256
Profit (loss) for the period	11,942		(4,529)
Gyeongju Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	105,726		113,745
Total liabilities	68,629		75,427
Sales	13,939		15,548
Profit (loss) for the period	2,108		3,384
KOMIPO America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	105,926		9,424
Total liabilities	918		593
Sales	342		118
Profit (loss) for the period	(1,783)		(1,033)
KOSEP USA, Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1		1
Total liabilities	4,837		5,147
Sales	0		0
Profit (loss) for the period	0		(119)
PT. EWP Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	33,900		34,455
Total liabilities	1,125		5
Sales	0		0
Profit (loss) for the period	7,083		5,124
KEPCO Netherlands J3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	138,824		120,006
Total liabilities	84		74
Sales	0		0
Profit (loss) for the period	28,242		(79)
Korea Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	354,643		284,495
Total liabilities	187,576		117,527
Sales	26,838		0
Profit (loss) for the period	98		(12,768)
Global One Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	177		180
Total liabilities	60		73
Sales	0		0
Profit (loss) for the period	(76)		(86)
Global Energy Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	338		348
Total liabilities	64		80
Sales	0		0
Profit (loss) for the period	(70)		(90)
Mira Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	348,737		356,111
Total liabilities	266,565		285,577
Sales	31,172		0
Profit (loss) for the period	(2,960)		(971)
KOSEP Material Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,312		2,788
Total liabilities	429		1,186
Sales	3,457		3,357
Profit (loss) for the period	189		22
Commerce and Industry Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	89,681		90,637
Total liabilities	41,384		43,985
Sales	31,603		32,728
Profit (loss) for the period	1,623		(7,532)
KEPCO KPS Philippines Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	3,119		5,198
Total liabilities	284		1,341
Sales	5,151		6,246
Profit (loss) for the period	158		2
KOSPO Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	128,795		134,827
Total liabilities	48,813		49,183
Sales	0		0
Profit (loss) for the period	(542)		(456)
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	108		135
Total liabilities	241		262
Sales	0		0
Profit (loss) for the period	(15)		(1,104)
HeeMang Sunlight Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7,261		12,185
Total liabilities	4,339		8,545
Sales	423		643
Profit (loss) for the period	(142)		75
Fujeij Wind Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	194,844		218,333
Total liabilities	174,051		196,964
Sales	0		0
Profit (loss) for the period	13,720		5,515
KOSPO Youngnam Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	389,071		398,495
Total liabilities	294,408		307,226
Sales	254,966		318,338
Profit (loss) for the period	3,405		3,514
VI Carbon Professional Private Special Asset Investment Trust 1
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	3,006		3,002
Total liabilities	4		0
Sales	0		0
Profit (loss) for the period	7		12
Chitose Solar Power Plant LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	133,643		121,457
Total liabilities	118,783		106,254
Sales	17,073		17,103
Profit (loss) for the period	1,521		5,480
KEPCO Energy Solution Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	313,754		308,188
Total liabilities	4,093		2,142
Sales	5,585		2,843
Profit (loss) for the period	3,656		2,805
KEPCO Solar Co., Ltd. (formerly, Solar School Plant Co., Ltd.)
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	230,443		208,730
Total liabilities	23,098		3,269
Sales	3,933		1,962
Profit (loss) for the period	1,888		2,553
KOSPO Power Services Ltda.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	4,354		3,244
Total liabilities	1,644		1,564
Sales	10,846		10,013
Profit (loss) for the period	1,011		452
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	279,489	[3]	100,116	[4]
Total liabilities	24,173	[3]	17,359	[4]
Sales	23,682	[3]	2,418	[4]
Profit (loss) for the period	8,248	[3]	(7,735)	[4]
KOEN Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	6		0
Total liabilities	75		39
Sales	0		0
Profit (loss) for the period	(11)		(14)
KOMIPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7		4
Total liabilities	76		43
Sales	0		0
Profit (loss) for the period	(11)		(14)
KOWEPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	6		4
Total liabilities	64		40
Sales	0		0
Profit (loss) for the period	0		(12)
KOSPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	153		4
Total liabilities	213		40
Sales	0		0
Profit (loss) for the period	(2)		(12)
EWP Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	6		4
Total liabilities	35		40
Sales	0		0
Profit (loss) for the period	28		(12)
KOWEPO Lao International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8,982		5,430
Total liabilities	392		575
Sales	8,466		4,308
Profit (loss) for the period	4,706		1,584
KEPCO US Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	16,154		17,231
Total liabilities	0		0
Sales	0		0
Profit (loss) for the period	(21)		0
KEPCO Alamosa LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	31,353		33,515
Total liabilities	270		183
Sales	127		145
Profit (loss) for the period	(237)		(311)
KEPCO Solar of Alamosa, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	68,336		65,468
Total liabilities	42,910		50,348
Sales	9,096		8,739
Profit (loss) for the period	(2,052)		(1,902)
KEPCO Mangilao Holdings LLC (formerly, KEPCO-LG CNS Mangilao Holdings LLC)
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	25,785		27,439
Total liabilities	28,924		30,287
Sales	0		0
Profit (loss) for the period	(502)		(1,240)
Mangilao Investment LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	38,090		39,972
Total liabilities	14		0
Sales	0		0
Profit (loss) for the period	(15)		0
KEPCO Mangilao Solar, LLC (formerly, KEPCO-LG CNS Mangilao Solar, LLC)
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	69,830		39,373
Total liabilities	34,029		11
Sales	0		0
Profit (loss) for the period	(253)		(524)
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	20,525		14,328
Total liabilities	9,805		558
Sales	0		0
Profit (loss) for the period	(3,049)		(2,459)
PT. Siborpa Eco Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	10,491		11,574
Total liabilities	14		71
Sales	0		0
Profit (loss) for the period	(361)		(1,165)
PT. Korea Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,746		1,592
Total liabilities	196		121
Sales	2,428		2,462
Profit (loss) for the period	190		323
KOLAT SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	31,109		31,178
Total liabilities	425		167
Sales	243		656
Profit (loss) for the period	(216)		(296)
KEPCO California, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	41,973		44,074
Total liabilities	4,683		936
Sales	0		358
Profit (loss) for the period	(1,330)		(513)
KEPCO Mojave Holdings, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	95,326		103,815
Total liabilities	67,138		69,544
Sales	0		0
Profit (loss) for the period	(4,358)		(4,215)
Incheon Fuel Cell Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	192,184		22,669
Total liabilities	170,976		475
Sales	0		0
Profit (loss) for the period	(979)		(1,010)
KOEN Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	6,239		5,347
Total liabilities	5,598		4,252
Sales	32,150		25,890
Profit (loss) for the period	129		543
KOMIPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	3,381		3,327
Total liabilities	3,649		2,622
Sales	28,596		24,556
Profit (loss) for the period	(479)		146
KOWEPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	6,045		4,228
Total liabilities	4,849		3,302
Sales	29,559		23,982
Profit (loss) for the period	726		389
KOSPO Service Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	5,617		3,493
Total liabilities	4,708		2,788
Sales	25,103		18,741
Profit (loss) for the period	832		135
EWP Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	4,568		4,786
Total liabilities	4,074		4,064
Sales	23,223		20,837
Profit (loss) for the period	(15)		162
PT. KOMIPO Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,473		2,647
Total liabilities	154		196
Sales	2,391		1,392
Profit (loss) for the period	52		79
KNF Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,470		1,378
Total liabilities	743		890
Sales	5,487		3,383
Profit (loss) for the period	256		187
KOSPO USA Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	120,380		5,896
Total liabilities	266		127
Sales	0		0
Profit (loss) for the period	(1,611)		(1,408)
Nambu USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	42,739		245
Total liabilities	0		1
Sales	0		0
Profit (loss) for the period	544		245
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	150,957		156,708
Total liabilities	112,184		121,724
Sales	22,200		19,670
Profit (loss) for the period	4,575		1,154
KEPCO MCS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	59,227		26,510
Total liabilities	36,786		22,151
Sales	342,053		129,393
Profit (loss) for the period	19,190		3,408
KEPCO FMS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	14,390		11,336
Total liabilities	12,585		10,638
Sales	89,228		37,627
Profit (loss) for the period	837		198
Firstkeepers Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13,981		1,552
Total liabilities	12,234		2,800
Sales	68,538		121
Profit (loss) for the period	2,994		(2,239)
Secutec Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	11,473		322
Total liabilities	9,771		229
Sales	62,256		0
Profit (loss) for the period	1,609		(597)
SE Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	152,205		132,727
Total liabilities	122,606		105,619
Sales	19,731		0
Profit (loss) for the period	2,463		816
KEPCO Mangilao America LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,793		0
Total liabilities	0		0
Sales	0		0
Profit (loss) for the period	0		0
Mangilao Intermediate Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	100,609		13,220
Total liabilities	80,210		12,774
Sales	0		0
Profit (loss) for the period	(3,708)		(66)
KEPCO CSC Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8,817		837
Total liabilities	5,551		51
Sales	38,465		0
Profit (loss) for the period	2,479		(14)
KOAK Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	15,864		15,930
Total liabilities	1,118		0
Sales	0		0
Profit (loss) for the period	607		0
KOMIPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	43,198		7,362
Total liabilities	46		0
Sales	333		0
Profit (loss) for the period	(386)		(286)
Haenanum Energy Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	28,219		28,101
Total liabilities	132		1
Sales	128		0
Profit (loss) for the period	(13)		1
Paju Ecoenergy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	57,320		53,839
Total liabilities	3,506		0
Sales	3,069		0
Profit (loss) for the period	247		₩ 0
Guam Ukudu Power LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	3,165
Total liabilities	3,589
Sales	0
Profit (loss) for the period	(1,577)
TS Energy No. 25 Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	184,667
Total liabilities	142,709
Sales	0
Profit (loss) for the period	(3,779)
KPS Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,139
Total liabilities	1,127
Sales	3,562
Profit (loss) for the period	313
KEPCO E&C Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,514
Total liabilities	1,549
Sales	4,989
Profit (loss) for the period	464
Moha Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7,390
Total liabilities	7,809
Sales	0
Profit (loss) for the period	(364)
Ogiri Solar Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,032
Total liabilities	0
Sales	0
Profit (loss) for the period	0
KHNP USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	464
Total liabilities	23
Sales	229
Profit (loss) for the period	119
KOMIPO Vanphong Power Service LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,727
Total liabilities	12
Sales	0
Profit (loss) for the period	(34)
Energy Innovation Fund I
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	8,412
Total liabilities	1
Sales	25
Profit (loss) for the period	₩ (201)

[1]	Financial information of EWP America Inc. includes that of four other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.
[2]	Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.
[3]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of four other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, Songhyun e-New Industry Fund and BSK E-New Industry Fund X.
[4]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of three other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1 and Songhyun e-New Industry Fund.